Retirement Funds	07/01/2021 to 06/30/2022

ICA File Number: 811-21149
Registrant Name: T. Rowe Price Retirement Funds, Inc.
Reporting Period: 07/01/2021 - 06/30/2022

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2021 to 06/30/2022

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Retirement Funds, Inc.

By (Signature and Title) /s/ David Oestreicher
David Oestreicher, Principal Executive Officer

Date August 31, 2022
============================= Retirement 2005 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2010 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2015 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2020 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2025 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2030 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2035 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2040 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2045 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2050 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2055 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2060 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Retirement 2065 Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== Retirement Balanced Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Retirement Income 2020 Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2005 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2010 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2015 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2020 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2025 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2030 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2035 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2040 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2045 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2050 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2055 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2060 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== T. Rowe Price Retirement Blend 2065 Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2005 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2010 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2015 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2020 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2025 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2030 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2035 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2040 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2045 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2050 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2055 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2060 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== Target 2065 Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT